Risks (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Risks/Concentration of Credit Risks [Abstract]
Schedules of industry concentration risk
	Loan receivable As of September 30, 2017	Interest income for the nine months ended September 30, 2017
	(Unaudited)	(Unaudited)
Tire Supply chain financing	$82,268,704	$996,900
Trade and service	$52,192,756	$1,295,393

	Percentage	Percentage
	(Unaudited)	(Unaudited)
Tire Supply chain financing	46.2%	1.5%
Trade and service	29.3%	44.4%

	Loan receivable As of December 31, 2016	Interest income for the year ended December 31, 2016
Tire Supply chain financing	$56,966,609	$15,604,310
Trade and service	$54,413,130	$8,355,837

	Percentage	Percentage
Tire Supply chain financing	36.8%	$43.9%
Trade and service	35.2%	$23.5%